Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
2017 Equity Incentive Plan
Under the Company’s shareholder and subscription agreements, the Company is authorized to issue restricted shares, restricted share units, as well as options, as incentives to its employees, non-employees and members of its board of directors. To the extent such incentives are in the form of share options, the options are granted pursuant to the terms of the 2017 Equity Incentive Plan, or the 2017 Plan. In July 2019, the Company’s board of directors adopted the 2017 Plan. The 2017 Plan provides for the grant of Enterprise Management Incentive, or EMI, options, to its UK employees, for the grant of options to its U.S. employees and non-employees of the Company. The 2017 Plan is administered by the board of directors.
As of December 31, 2020, the Company was authorized under the shareholder agreements to issue a total of 13,601,246 ordinary shares, including shares underlying options granted pursuant to the 2017 Plan. Forfeitures are accounted for as they occur. As of December 31, 2020, there were 440,207 shares available for issuance as incentives to the Company’s employees and directors, which includes shares underlying options that may be granted from time to time subsequent to December 31, 2020 under the terms of the 2017 Plan.
Options granted under the 2017 Plan, typically vest over a three or four-year service period with 33.3% and 25% respectively, of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining years. Restricted share units granted under the 2017 Plan, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date. The options granted by the Company prior to April 17, 2020 contain provisions that to the extent then outstanding, they will be subject to accelerated vesting upon the occurrence of a Sale, Asset Sale or listing of the Company's ordinary shares on any stock exchange, and any such unvested options accordingly became fully vested upon a Listing (as such term is defined in the 2017 Plan). 1,015,813 options granted to the President and Chief Business officer of the Company on May 19, 2020 became fully vested on August 17, 2020, resulting in the recognition of $9.5 million in share-based compensation expense, including $2.4 million in research and development expenses and $7.1 million in general and administrative expenses.
The options granted before June 30, 2020 are subject to 100% vesting upon the date of the listing of the Company's ordinary shares on any stock exchange. The options granted on June 30, 2020 are subject to 25% vesting upon the earlier occurrence of (i) the one year anniversary of the date of grant, or (ii) the date of the listing of the Company's ordinary shares on any stock exchange. Upon completion of the IPO, 866,268 options vested due to the accelerated vesting and a total of $3.5 million was immediately recognized in share-based compensation expense, including $1.4 million in research and development expenses and $2.1 million in general and administrative expenses.
The restricted share units granted on June 30, 2020 are subject to 25% vesting upon the earlier of (i) the one year anniversary of the date of grant, or (ii) the first day following the six-month anniversary of the listing of the Company's ordinary shares on any stock exchange on which the closing price of the shares is 20% higher than the listing price for at least five consecutive trading days. Options granted under the 2017 Plan generally expire 10 years from the date of grant.
2020 Share Option Plan
In September 2020, the Company’s board of directors adopted, and the Company’s shareholders approved, The 2020 Share Option Plan, or (the “2020 Plan”), which became effective upon the effectiveness of the Company’s Registration Statement on Form F-1 in connection with the IPO. The 2020 Plan allows the compensation and leadership development committee to make equity-based and cash-based incentive awards to the Company’s officers, employees, directors and other key persons (including consultants).
The Company initially reserved 2,074,325 of its ordinary shares for the issuance of awards under the 2020 Plan. The 2020 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by up to 4% of the outstanding number of ordinary shares on the immediately preceding December 31, or such lesser number of shares as determined by our compensation and leadership development committee. This number is subject to adjustment in the event of a sub-division, consolidation, share dividend or other change in our capitalization. The total number of ordinary shares that may be issued under the 2020 Plan was 2,074,325 shares as of December 31, 2020, of which 1,178,547 shares remained available for future grant.
During the years ended December 31, 2020 and 2019, the Company granted options to purchase 3,405,490 and 1,539,411 ordinary shares to employees and non-employees, respectively.
Ordinary Shares
A summary of the changes in the Company’s unvested ordinary shares during the year ended December 31, 2020 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2019	1,907,515	$0.74
Granted	—	—
Vested	(1,829,786)	0.69
Forfeited	(63,972)	0.05
Unvested and Outstanding as of December 31, 2020	13,757	$2.36
As of December 31, 2020, there was less than $0.1 million of unrecognized compensation cost related to unvested restricted shares, which is expected to be recognized over a weighted-average period of 0.4 years. The total fair value of vested shares was $1.3 million and $1.7 million for the years ended December 31, 2020 and 2019, respectively.
Restricted Share Units
A summary of the changes in the Company’s unvested restricted share units during the year ended December 31, 2020 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2019	—	$—
Granted	257,708	10.19
Vested	—	—
Forfeited	(40,226)	10.19
Unvested and Outstanding as of December 31, 2020	217,482	$10.19
As of December 31, 2020, there was $2.0 million of unrecognized compensation cost related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 3.20 years. The exercise price of restricted share units is at a nominal value less than £0.01 per share.
Share Options
The following table summarizes the Company’s share options activity for the year ended December 31, 2020:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	1,539,411	$0.82	9.58	$2,284
Granted	3,405,490	$7.17
Exercised	(429,929)	$0.05
Forfeited	(84,632)	$9.87
Outstanding as of December 31, 2020	4,430,340	$5.61	9.22	$186,426
Exercisable as of December 31, 2020	3,020,137	$0.88	9.00	$141,213
Unvested as of December 31, 2020	1,410,203	$15.75	9.67	$45,215
During the year ended December 31, 2020, 429,929 share options were exercised. Of which 232,227 share options were exercised by certain optionees with a total exercise price of less than $0.1 million. These ordinary shares were not issued to those optionees by December 31, 2020 and the amount received by the Company was recorded in the additional paid-in capital as at that date.
The weighted average exercise price of options granted to UK employees during the year ended December 31, 2020 was $4.04 per share. The weighted average exercise price of options granted to United States employees during the year ended December 31, 2020 was $4.77 per share.
The weighted average exercise price of options granted to UK employees during the year ended December 31, 2019 was less than $0.01 per share. The weighted average exercise price of options granted to United States employees during the year ended December 31, 2019 was $1.39 per share.
The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares.
The weighted average grant-date fair value of share options granted was $9.83 and $1.88 per share during the years ended December 31, 2020 and 2019, respectively.
As of December 31, 2020, there was $18.1 million of unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted-average period of 3.5 years.
Share Option Valuation
The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Expected term (in years)	5.95 years	5.90 years
Expected volatility	66.10%	63.40%
Risk-free interest rate	0.43%	1.88%
Expected dividend yield	—%	—%
Fair value of underlying ordinary shares	$12.58	$2.16

Share-based Compensation Expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$6,336	$1,817
General and administrative	$11,647	$1,436
	$17,983	$3,253